N-4	Mar. 24, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
Entity Central Index Key	0001005336
Entity Investment Company Type	N-4
Document Period End Date	Mar. 24, 2026
Amendment Flag	false
Monument Advisor Contract No. JNL-2300
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	On May 28, 2025, UBS AM (Americas) entered into a definitive agreement with O'Connor Alternative Investments, LLC, an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P., pursuant to which O'Connor Alternative Investments, LLC will acquire UBS AM (Americas)'s O'Connor investment platform (the "Transaction"). At a meeting held on October 6, 2025, the Board of Trustees of the fund unanimously approved the new investment management agreement between the fund and O'Connor Alternative Investments, which was approved by the fund’s shareholders on December 15, 2025. The Transaction is expected to close during the first quarter of 2026, subject to regulatory approvals and other customary closing conditions. As a result of this Transaction, effective April 1, 2026, the fund trust, name and Investment Adviser of the Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 fund is changed to the following:
Cantor Fitzgerald Variable Insurance Trust - Cantor Fitzgerald Commodity Return Strategy Portfolio: Class 1
Investment Advisor: O’Connor Alternative Investments, LLC

Monument Advisor Contract No. JNL-2300 | Cantor Fitzgerald Variable Insurance Trust - Cantor Fitzgerald Commodity Return Strategy Portfolio Class 1
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Cantor Fitzgerald Variable Insurance Trust - Cantor Fitzgerald Commodity Return Strategy Portfolio: Class 1
Portfolio Company Adviser [Text Block]	Investment Advisor: O’Connor Alternative Investments, LLC
Monument Advisor Select
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	On May 28, 2025, UBS AM (Americas) entered into a definitive agreement with O'Connor Alternative Investments, LLC, an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P., pursuant to which O'Connor Alternative Investments, LLC will acquire UBS AM (Americas)'s O'Connor investment platform (the "Transaction"). At a meeting held on October 6, 2025, the Board of Trustees of the fund unanimously approved the new investment management agreement between the fund and O'Connor Alternative Investments, which was approved by the fund’s shareholders on December 15, 2025. The Transaction is expected to close during the first quarter of 2026, subject to regulatory approvals and other customary closing conditions. As a result of this Transaction, effective April 1, 2026, the fund trust, name and Investment Adviser of the Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1 fund is changed to the following:
Cantor Fitzgerald Variable Insurance Trust - Cantor Fitzgerald Commodity Return Strategy Portfolio: Class 1
Investment Advisor: O’Connor Alternative Investments, LLC

Monument Advisor Select | Cantor Fitzgerald Variable Insurance Trust - Cantor Fitzgerald Commodity Return Strategy Portfolio Class 1
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Cantor Fitzgerald Variable Insurance Trust - Cantor Fitzgerald Commodity Return Strategy Portfolio: Class 1
Portfolio Company Adviser [Text Block]	Investment Advisor: O’Connor Alternative Investments, LLC